Intangible Assets Including Goodwill - Intangible Assets by Class (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible asset balances by major asset class
Gross Carrying Amount	$ 18,874	$ 19,287
Accumulated Amortization	(5,079)	(4,052)
Net Carrying Amount	13,796	15,235
Amount of foreign currency translation increase (decrease)	279	(42)
Capitalized software
Intangible asset balances by major asset class
Gross Carrying Amount	1,777	1,749
Accumulated Amortization	(814)	(743)
Net Carrying Amount	963	1,006
Client relationships
Intangible asset balances by major asset class
Gross Carrying Amount	8,838	8,921
Accumulated Amortization	(2,056)	(1,433)
Net Carrying Amount	6,783	7,488
Completed technology
Intangible asset balances by major asset class
Gross Carrying Amount	5,957	6,261
Accumulated Amortization	(1,671)	(1,400)
Net Carrying Amount	4,286	4,861
Patents/trademarks
Intangible asset balances by major asset class
Gross Carrying Amount	2,246	2,301
Accumulated Amortization	(499)	(445)
Net Carrying Amount	1,747	1,856
Other intangible assets
Intangible asset balances by major asset class
Gross Carrying Amount	56	56
Accumulated Amortization	(39)	(31)
Net Carrying Amount	$ 16	$ 24